Leases (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Aug. 05, 2020 ft²
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 70,845		$ 10,693
Reduction in operating lease right-of-use assets	51,972		$ 8,814
Tahe Forestry Bureau
Lessee, Lease, Description [Line Items]
Annual rent	19,295	¥ 126,440
Hangzhou Nongyuan Network Technology Co., Ltd
Lessee, Lease, Description [Line Items]
Annual rent	$ 43,508	¥ 283,258
Area of office space leased | ft²				1,006